Shareholders’ Equity (Details Narrative) - $ / shares	Dec. 31, 2021	Apr. 06, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 05, 2020	Mar. 04, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	1,500,000,000		1,500,000,000	1,500,000,000	100,000,000	75,000,000
Common stock par value	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized	150,000,000		150,000,000	150,000,000
Preferred stock, shares outstanding	0		0	0
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			1,500,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		100,000,000
Preferred stock, shares authorized		10,000,000
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		1,500,000,000
Preferred stock, shares authorized		150,000,000